Fresh Start Accounting - Reorganization Adjustments, Fresh Start Adjustments (Details) - USD ($) $ in Millions	Feb. 22, 2022	Dec. 31, 2022	Feb. 23, 2022	Dec. 31, 2021
Fresh-Start Adjustments [Line Items]
Drilling units		$ 1,668	$ 1,575	$ 1,431
Retained earnings/(loss)		$ 201		$ (7,215)
Decrease deferred tax liabilities	$ 1
Fresh Start Adjustments
Fresh-Start Adjustments [Line Items]
Record fair value adjustment for favorable drilling and management service contracts	68
Write-off of current portion of deferred mobilization costs held at amortized cost	(15)
Off-market right-of-use asset adjustment for the West Hercules and West Linus	(22)
Change in other current assets	31
Drilling units	279
Deferred tax asset, adjustment	1
Record fair value adjustment for favorable drilling and management service contracts	42
Write-off of non-current portion of historical favorable contracts held at amortized cost	(9)
Write-off of non-current portion of deferred mobilization costs held at amortized cost	(4)
Change in other non-current assets	29
Record fair value adjustment for unfavorable drilling contracts	18
Write-off of current portion of historical unfavorable contracts held at amortized cost	(1)
Change in other current liabilities	17
Record fair value adjustment for unfavorable drilling contracts	67
Write-off of non-current portion of historical unfavorable contracts held at amortized cost	(4)
Change in other non-current liabilities	63
Retained earnings/(loss)	242
Fresh Start Adjustments | Continuing operations
Fresh-Start Adjustments [Line Items]
Change in other current assets	20
Drilling units	316
Change in other non-current assets	26
Retained earnings/(loss)	266
Fresh Start Adjustments | Discontinued operations
Fresh-Start Adjustments [Line Items]
Change in other current assets	11
Drilling units	(37)
Change in other non-current assets	3
Retained earnings/(loss)	(24)
Fresh Start Adjustments | Paratus (Formerly NSNCo)
Fresh-Start Adjustments [Line Items]
Fair value adjustment, investments	14
Fresh Start Adjustments | Sonadrill
Fresh-Start Adjustments [Line Items]
Fair value adjustment, investments	$ 3